OTHER LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance, beginning of year	$ 971	$ 826	$ 638
Royalty payments	(2,025)	(1,699)	(1,452)
Increase in NSR obligations	2,340	1,844	1,640
Balance, end of year	$ 1,286	$ 971	$ 826